Debt, Lease Liabilities and Other Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Debt, Lease Liabilities and Other Notes Payable
Schedule of outstanding Debt, Lease Liabilities and Other Notes Payable

		2020										2019
						Principal, Net
	Effective			Finance		of Finance		Interest
	Interest Rate	Principal		Costs		Costs		Payable		Total		Total
U.S. dollar Senior Notes:
6.625% Senior Notes due 2025 (1)	7.60%	Ps.	11,969,580	Ps.	(162,815)	Ps.	11,806,765	Ps.	224,679	Ps.	12,031,444	Ps.	11,341,835
4.625% Senior Notes due 2026 (1)	5.03%		5,984,790		(24,424)		5,960,366		138,398		6,098,764		5,766,754
8.50% Senior Notes due 2032 (1)	9.00%		5,984,790		(19,870)		5,964,920		155,438		6,120,358		5,790,640
6.625% Senior Notes due 2040 (1)	7.05%		11,969,580		(120,485)		11,849,095		431,736		12,280,831		11,612,104
5% Senior Notes due 2045 (1)	5.39%		19,949,300		(412,967)		19,536,333		144,079		19,680,412		18,590,304
6.125% Senior Notes due 2046 (1)	6.47%		17,954,370		(119,284)		17,835,086		549,853		18,384,939		17,391,833
5.25% Senior Notes due 2049 (1)	5.59%		14,961,975		(294,210)		14,667,765		78,550		14,746,315		13,932,641
Total U.S. dollar debt			88,774,385		(1,154,055)		87,620,330		1,722,733		89,343,063		84,426,111

Mexican peso debt:
8.79% Notes due 2027 (2)	8.84%		4,500,000		(16,122)		4,483,878		95,591		4,579,469		4,574,913
8.49% Senior Notes due 2037 (1)	8.94%		4,500,000		(11,903)		4,488,097		31,838		4,519,935		4,519,209
7.25% Senior Notes due 2043 (1)	7.92%		6,500,000		(53,091)		6,446,909		65,451		6,512,360		6,517,845
Bank loans (3)	5.62%		16,000,000		(88,350)		15,911,650		6,672		15,918,322		15,971,960
Bank loans (Sky) (4)	7.04%		2,750,000		—		2,750,000		12,371		2,762,371		5,525,212
Bank loans (TVI) (5)	5.97%		852,893		(786)		852,107		—		852,107		1,345,308
Total Mexican peso debt			35,102,893		(170,252)		34,932,641		211,923		35,144,564		38,454,447
Total debt (6)			123,877,278		(1,324,307)		122,552,971		1,934,656		124,487,627		122,880,558
Less: Current portion of long-term debt			617,489		(498)		616,991		1,934,656		2,551,647		2,435,814
Long-term debt, net of current portion		Ps.	123,259,789	Ps.	(1,323,809)	Ps.	121,935,980	Ps.	—	Ps.	121,935,980	Ps.	120,444,744

Lease liabilities:
Satellite transponder lease liabilities (7)	7.30%	Ps.	3,818,559	Ps.	—	Ps.	3,818,559	Ps.	—	Ps.	3,818,559	Ps.	4,014,567
Other lease liabilities (8)	7.94%		728,500		—		728,500		—		728,500		707,248
Lease liabilities recognized as of January 1, 2019 (8)			4,745,292		—		4,745,292		—		4,745,292		4,641,705
Total lease liabilities			9,292,351		—		9,292,351		—		9,292,351		9,363,520
Less: Current portion			1,277,754		—		1,277,754		—		1,277,754		1,257,766
Lease liabilities, net of current portion		Ps.	8,014,597	Ps.	—	Ps.	8,014,597	Ps.	—	Ps.	8,014,597	Ps.	8,105,754

Other notes payable:
Total other notes payable (9)	3.00%	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	1,324,063
Less: Current portion			—		—		—		—		—		1,324,063
Other notes payable, net of current portion		Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—

(1)

The Senior Notes due between 2025 and 2049, in the aggregate outstanding principal amount of U.S.$4,450 million and Ps.11,000,000, are unsecured obligations of the Company, rank equally in right of payment with all existing and future unsecured and unsubordinated indebtedness of the Company, and are junior in right of payment to all of the existing and future liabilities of the Company’s subsidiaries. Interest  rate on the Senior Notes due 2025, 2026, 2032, 2037, 2040, 2043, 2045, 2046 and 2049, including additional amounts payable in respect of certain Mexican withholding taxes, is 6.97%,  4.86%,  8.94%,  8.93%,  6.97%,  7.62%,  5.26%, 6.44% and 5.52% per annum, respectively, and is payable semi-annually. These Senior Notes may not be redeemed prior to maturity, except: (i) in the event of certain changes in law affecting the Mexican withholding tax treatment of certain payments on the securities, in which case the securities will be redeemable, in whole or in part, at the option of the Company; and (ii) in the event of a change of control, in which case the Company may be required to redeem the securities at 101% of their principal amount. Also, the Company may, at its own option, redeem the Senior Notes due 2025, 2026, 2037, 2040, 2043, 2046 and 2049, in whole or in part, at any time at a redemption price equal to the greater of the principal amount of these Senior Notes or the present value of future cash flows, at the redemption date, of principal and interest amounts of the Senior Notes discounted at a fixed rate of comparable U.S. or Mexican sovereign bonds. The Senior Notes due 2026, 2032, 2040, 2043, 2045, 2046 and 2049 were priced at 99.385%,  99.431%,  98.319%,  99.733%,  96.534%,  99.677% and 98.588%, respectively, for a yield to maturity of 4.70%,  8.553%,  6.755%,  7.27%,  5.227%, 6.147% and 5.345%, respectively. The Senior Notes due 2025 were issued in two aggregate principal amounts of U.S.$400 million and U.S.$200 million, and were priced at 98.081% and 98.632%, respectively, for a yield to maturity of 6.802% and 6.787%, respectively. The agreement of these Senior Notes contains covenants that limit the ability of the Company and certain restricted subsidiaries engaged in the Group’s Content segment, to incur or assume liens, perform sale and leaseback transactions, and consummate certain mergers, consolidations and similar transactions. The Senior Notes due 2025, 2026, 2032, 2037, 2040, 2045, 2046 and 2049, are registered with the U.S. Securities and Exchange Commission (“SEC”). The Senior Notes due 2043 are registered with both the SEC and the Mexican Banking and Securities Commission (“Comisión Nacional Bancaria y de Valores” or “CNBV”).

(2)

In 2010, 2014, 2015 and October 2017, the Company issued Notes (“Certificados Bursátiles”) due 2020, 2021, 2022 and 2027, respectively, through the BMV in the aggregate principal amount of Ps.10,000,000, Ps.6,000,000, Ps.5,000,000 and Ps.4,500,000, respectively. In July 2019, the Company prepaid all of the outstanding Notes due 2021 and 2022 in the aggregate principal amount of Ps.11,000,000. In October 2019, the Company prepaid all of the outstanding Notes due 2020 in the aggregate principal amount of Ps.10,000,000. Interest rate on the Notes due 2020 was 7.38% per annum and was payable semi-annually. Interest rate on the Notes due 2021 and 2022 was the TIIE plus 35 basis points per annum and was payable every 28 days. Interest rate on the Notes due 2027 is 8.79% per annum and is payable semi-annually. The Company may, at its own option, redeem the Notes due 2027, in whole or in part, at any semi-annual interest payment date at a redemption price equal to the greater of the principal amount of the outstanding Notes and the present value of future cash flows, at the redemption date, of principal and interest amounts of the Notes discounted at a fixed rate of comparable Mexican sovereign bonds. The agreement of the Notes contains covenants that limit the ability of the Company and certain restricted subsidiaries appointed by the Company’s Board of Directors, and engaged in the Group’s Content segment, to incur or assume liens, perform sale and leaseback transactions, and consummate certain mergers, consolidations and similar transactions.

(3)

In 2017, the Company entered into long-term credit agreements with three Mexican banks, in the aggregate principal amount of  Ps.6,000,000, with an annual interest rate payable on a monthly basis of 28-day TIIE plus a range between 125 and 130 basis points , and principal maturities between 2022 and 2023. The proceeds of these loans were used primarily for the prepayment in full of the Senior Notes due 2018. Under the terms of these loan agreements, the Company is required to: (a) maintain certain financial coverage ratios related to indebtedness and interest expense; and (b) comply with the restrictive covenant on certain spin-offs, mergers and similar transactions. In July 2019, the Company entered into a credit agreement for a five-year term loan with a syndicate of banks in the aggregate principal amount of Ps.10,000,000. The funds from this loan were used for general corporate purposes, including the refinancing of the Company's indebtedness. This loan bears interest at a floating rate based on a spread of 105 or 130 basis points over the 28-day TIIE rate depending on the Group's net leverage ratio. The credit agreement of this loan requires the maintenance of financial ratios related to indebtedness and interest expense. During 2018, the Company executed a revolving credit facility with a syndicate of banks, for up to an amount equivalent to U.S.$618 million payable in Mexican pesos, which funds may be used for the repayment of existing indebtedness and other general corporate purposes. In March 2020, the Company drew down Ps.14,770,694 under this revolving credit facility, with a maturity in the first quarter of 2022, and interest payable on a monthly basis at a floating rate based on a spread of 87.5 or 112.5 basis points over the 28-day TIIE rate depending on the Group's net leverage ratio. This facility was used by the Company as a prudent and precautionary measure to increase the Group's cash position and preserve financial flexibility in light of uncertainty in the global and local markets resulting from the COVID-19 outbreak. On October 6, 2020, the Company prepaid in full without penalty the principal amount of Ps.14,770,694 under this revolving credit facility. The Company retained the right to reborrow the facility in an amount of up to the Mexican peso equivalent of U.S.$618 million, and the facility remains available through March 2022.

(4)

In March 2016, Sky entered into long-term credit agreements with two Mexican banks in the aggregate principal amount of Ps.5,500,000, with maturities between 2021 and 2023, and interest payable on a monthly basis with an annual interest rate in the range of 7.0% and 7.13%. In July 2020, Sky prepaid a portion of these loans in the aggregate cash amount of Ps.2,818,091, which included principal amount prepayments of Ps.2,750,000, and related accrued interest and transaction costs in the amount of Ps.68,091. Under the terms of these credit agreements, the Company is required to: (a) maintain certain financial coverage ratios related to indebtedness and interest expense; and (b) comply with the restrictive covenant on spin-offs, mergers and similar transactions.

(5)

In 2020 and 2019, included outstanding balances in the aggregate principal amount of Ps.852,893 and Ps.1,345,382, respectively, in connection with credit agreements entered into by TVI with Mexican banks, with maturities between 2019 and 2022, bearing interest at an annual rate of TIIE plus a range between 100 and 125 basis points, which is payable on a monthly basis. This TVI long-term indebtedness is guaranteed by the Company. Under the terms of these credit agreements, TVI is required to comply with certain restrictive covenants and financial coverage ratios.

(6)	Total debt as of December 31, 2019, is presented net of unamortized finance costs in the aggregate amount of Ps.1,441,597, interest payable in the aggregate amount of Ps.1,943,863.

(7)

Under a capital lease agreement entered into with Intelsat Global Sales & Marketing Ltd. (“Intelsat”) in March 2010, Sky is obligated to pay at an annual interest rate of 7.30%, a monthly fee through 2027 of U.S.$3.0 million for satellite signal reception and retransmission service from 24 KU-band transponders on satellite IS‑21, which became operational in October 2012. The service term for IS‑21 will end at the earlier of: (a) the end of 15 years or; (b) the date IS-21 is taken out of service (see Note 12).

(8)

In 2020, includes lease liabilities recognized beginning on January 1, 2019 under IFRS 16 for an aggregate amount of Ps.4,745,292. Also, includes minimum lease payments of property and equipment under leases that qualify as lease liabilities. In 2020 and 2019, includes Ps.728,500 and Ps.699,066, respectively, in connection with a lease agreement entered into by a subsidiary of the Company and GTAC for the right to use certain capacity of a telecommunications network through 2029 (see Note 20). This lease agreement provides for annual payments through 2029. Other lease liabilities had terms which expired at various dates between 2019 and 2020.

(9)

Notes payable issued by the Group in 2016, in connection with the acquisition of a non-controlling interest in TVI. The cash payments made between 2018 and 2020 related to these notes payable amounted to an aggregate of Ps.1,330,000 and Ps.2,624,375, respectively, including interest of Ps.142,500 and Ps.249,375, respectively. Accumulated accrued interest for this transaction amounted to Ps.136,563 and Ps.201,874, as of December 31, 2019 and 2018, respectively. This was regarded as a Level 2 debt, which was fair valued using a discounted cash flow approach, which discounts the contractual cash flows using discount rates derived from observable market price of other quoted debt instruments. In February 2020, the Group repaid all of its outstanding other notes payable as of December 31, 2019.

Schedule of outstanding principal amounts of hedged items

	December 31, 2020				December 31, 2019
	Millions of		Thousands of		Millions of		Thousands of
Hedged Items	U.S. dollars		Mexican pesos		U.S. dollars		Mexican pesos
Investment in shares of UHI (net investment hedge)	U.S.$	1,074.0	Ps.	21,424,180	U.S.$	433.7	Ps.	8,189,662
Warrants issued by UHI (foreign currency fair value hedge)		—		—		1,788.6		33,775,451
Open-Ended Fund (foreign currency fair value hedge)		56.9		1,135,803		248.3		4,688,202
Total	U.S.$	1,130.9	Ps.	22,559,983	U.S.$	2,470.6	Ps.	46,653,315

Schedule of foreign exchange gain or loss derived from senior notes designated as a hedge

Foreign Exchange Gain or Loss Derived from	Year Ended		Year Ended
Senior Notes Designated as Hedging Instruments	December 31, 2020		December 31, 2019
Recognized in:
Comprehensive income	Ps.	(7,343,244)	Ps.	2,030,424
Total foreign exchange (loss) gain derived from hedging Senior Notes	Ps.	(7,343,244)	Ps.	2,030,424
Offset against:
Foreign currency translation gain (loss) derived from the hedged net investment in shares of UHI	Ps.	1,360,735	Ps.	(337,742)
Foreign exchange gain (loss) derived from hedged warrants issued by UHI		5,511,412		(1,403,384)
Foreign exchange gain (loss) derived from the hedged Open-Ended Fund		471,097		(289,298)
Total foreign currency translation and foreign exchange gain (loss) derived from hedged assets	Ps.	7,343,244	Ps.	(2,030,424)

Schedule of debt maturities

Debt maturities for the years subsequent to December 31, 2020, are as follows:

			Unamortized
	Nominal		Finance Costs
2021	Ps.	617,489	Ps.	(498)
2022		5,485,404		(8,213)
2023		3,500,000		(6,290)
2024		10,000,000		(74,135)
2025		11,969,580		(162,815)
Thereafter		92,304,805		(1,072,356)
	Ps.	123,877,278	Ps.	(1,324,307)

Schedule of future minimum payments under lease liabilities

Future minimum payments under lease liabilities for the years subsequent to December 31, 2020, are as follows:

2021	Ps.	1,946,215
2022		1,708,943
2023		1,644,473
2024		1,583,671
2025		1,510,847
Thereafter		4,515,287
		12,909,436
Less: Amount representing interest		(3,617,085)
	Ps.	9,292,351

Schedule of reconciliation of long-term debt and lease liabilities arising from financing activities

			Cash Flow				Non-Cash Changes
									Foreign
	Balance as of						New Debt		Exchange				Balance as of
	January 1, 2020		New Debt		Payments		and Leases		Income		Interest		December 31, 2020
Debt	Ps.	122,378,292	Ps.	14,770,694	Ps.	(18,013,183)	Ps.	—	Ps.	4,741,475	Ps.	—	Ps.	123,877,278
Satellite transponder lease liabilities		4,014,567		—		(456,465)		—		260,457		—		3,818,559
Other lease liabilities		707,248		—		(211,812)		195,308		—		37,756		728,500
Lease liabilities		4,641,705		—		(953,771)		540,477		20,102		496,779		4,745,292
Total debt and lease liabilities	Ps.	131,741,812	Ps.	14,770,694	Ps.	(19,635,231)	Ps.	735,785	Ps.	5,022,034	Ps.	534,535	Ps.	133,169,629

			Cash Flow				Non-Cash Changes
									Foreign
	Balance as of						New Debt		Exchange				Balance as of
	January 1, 2019		New Debt		Payments		and Leases		Income		Interest		December 31, 2019
Debt	Ps.	123,124,638	Ps.	24,298,075	Ps.	(21,989,156)	Ps.	—	Ps.	(3,055,265)	Ps.	—	Ps.	122,378,292
Finance Costs		—		—		(50,531)		—		—		—		(50,531)
Satellite transponder lease liabilities		4,569,773		—		(387,428)		—		(167,778)		—		4,014,567
Other lease liabilities		748,171		—		(172,195)		82,597		—		48,675		707,248
Lease liabilities recognized as of January 1, 2019		4,797,312		—		(883,533)		762,910		(34,984)		—		4,641,705
Total debt and lease liabilities	Ps.	133,239,894	Ps.	24,298,075	Ps.	(23,482,843)	Ps.	845,507	Ps.	(3,258,027)	Ps.	48,675	Ps.	131,691,281